Debt Financing (Narrative) (Details) (USD $)	6 Months Ended		0 Months Ended											6 Months Ended					0 Months Ended		3 Months Ended	6 Months Ended					6 Months Ended			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Feb. 13, 2013 Guesthouse Inn, Ellenton, Florida [Member] room	May 01, 2013 Masters Inn In Tuscaloosa, Alabama [Member] room	Apr. 18, 2013 Super 8, Fort Madison, Iowa [Member] property	May 20, 2013 Masters Inn, Savannah, Georgia [Member] room	May 23, 2013 Super 8, Pella, Iowa [Member] room	Jun. 21, 2013 Masters Inn, Charleston, South Carolina [Member] room	Jun. 24, 2013 Super 8, Columbus, Nebraska [Member] room	Jun. 24, 2013 Masters Inn, Columbia, South Carolina [Member] room	Jun. 27, 2013 Days Inn, Fredericksburg, Virginia [Member] room	Feb. 13, 2013 Days Inn, Fredericksburg, Virginia [Member] room	Jun. 30, 2013 Held For Use [Member]	Jun. 30, 2013 First State Bank, Fremont, Nebraska [Member] property	Jan. 10, 2013 First State Bank, Fremont, Nebraska [Member]	Jun. 30, 2013 Elkhorn Valley Bank [Member]	Feb. 21, 2013 Elkhorn Valley Bank [Member]	Feb. 20, 2013 Elkhorn Valley Bank [Member]	Jun. 24, 2013 GE Franchise Finance Commercial LLC [Member]	Mar. 28, 2013 GE Franchise Finance Commercial LLC [Member] property	Jun. 30, 2013 GE Franchise Finance Commercial LLC [Member]	Jun. 30, 2013 GE Franchise Finance Commercial LLC [Member]	Jun. 30, 2013 Great Western Bank [Member]	Jun. 30, 2013 Great Western Bank 06/2014 Maturity [Member]	Mar. 26, 2013 Great Western Bank 06/2014 Maturity [Member]	Mar. 25, 2013 Great Western Bank 06/2014 Maturity [Member]	Jun. 30, 2013 Great Western Bank 06/2015 Maturity [Member]	Mar. 26, 2013 Great Western Bank 06/2015 Maturity [Member]	Mar. 25, 2013 Great Western Bank 06/2015 Maturity [Member]	Jun. 30, 2013 Subsequent Event [Member] GE Franchise Finance Commercial LLC [Member]
Debt Instrument [Line Items]
Loans payable to Bank amount															$ 2,400,000	$ 2,900,000
Number of hotels to secure loan														4
Maturity date of debt														Sep. 01, 2016										Jun. 01, 2014			Jun. 01, 2015
Number of hotel rooms			63	151	40	128	40	150	63	112	156	120
Interest rate of debt														5.50%			5.50%	6.25%							4.95%	5.95%		5.00%	6.00%
Proceeds from sale of property held for sale			1,260,000	1,700,000	1,100,000	1,500,000	700,000	1,200,000	1,200,000	1,200,000	1,800,000	2,050,000
Repayments of debt																			5,300,000	5,300,000
Number of properties released																				3
Secured debt	97,378,000	93,360,000
Long term debt, weighted average term to maturity	3 years 7 months 6 days
Long-term debt, weighted average interest rate	5.60%
Long-term debt, weighted average fixed rate	5.80%
Long-term debt, weighted average variable rate	3.90%
Principal due in 2013	27,896,000												1,763,000
Required minimum after dividend fixed charge coverage ratio																					95.00%
After dividend fixed charge coverage ratio																					88.00%
Before dividend fixed charge coverage ratio																						105.00%								120.00%
Payment for waver for covenant non compliance																						107,500
Required debt service coverage ratio																							120.00%
Debt service coverage ratio																							117.00%
Line of credit, current available amount																							12,050,000
Line of credit facility, maximum borrowing capacity																							$ 12,500,000